Supplement to the
Fidelity Freedom® Index Funds
Fidelity Freedom® Index 2055 Fund
June 3, 2015
Summary Prospectus
As Revised October 24, 2015

Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan Index Fund referenced within the summary prospectus.

X55-SUM-16-01  May 13, 2016
1.9870367.100

Supplement to the
Fidelity Freedom® Index Funds
Fidelity Freedom Index 2055 Fund
Class W
June 23, 2015
Summary Prospectus
As Revised October 1, 2015

Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan Index Fund referenced within the summary prospectus.

X55-CW-SUM-16-01  May 13, 2016
1.9870375.100